Property, Plant and Equipment - Summary of Property, Plant And Equipment Other than Right-of-use Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 189,879	₽ 197,875	₽ 204,353
Property, plant and equipment, ending balance	196,992	189,879	197,875
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,826	2,803	2,798
Property, plant and equipment, ending balance	4,748	2,826	2,803
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	36,784	40,538	41,754
Property, plant and equipment, ending balance	38,572	36,784	40,538
Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	33,520	36,766	41,429
Property, plant and equipment, ending balance	32,657	33,520	36,766
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	12,349	13,093	12,522
Property, plant and equipment, ending balance	16,373	12,349	13,093
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	287	199	89
Property, plant and equipment, ending balance	279	287	199
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	19,666	17,912	19,552
Property, plant and equipment, ending balance	18,974	19,666	17,912
Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,333	12,565	11,999
Property, plant and equipment, ending balance	10,848	10,333	12,565
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,114	73,999	74,210
Property, plant and equipment, ending balance	74,541	74,114	73,999
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	351,950	344,803	336,174
Additions	17,439	11,474	12,412
Change in rehabilitation provision	1,163	(289)	83
Transfers	0
Disposals	(5,874)	(4,725)	(4,228)
Exchange differences	(684)	687	362
Property, plant and equipment, ending balance	367,253	351,950	344,803
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,941	3,095	3,049
Additions	200	9	6
Transfers	(9)	1
Disposals	(36)	(255)	(12)
Exchange differences	(86)	91	52
Property, plant and equipment, ending balance	5,498	2,941	3,095
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	80,751	80,813	77,659
Additions	568	10	363
Change in rehabilitation provision	456	(187)	141
Transfers	2,606	487	2,934
Disposals	(241)	(649)	(432)
Exchange differences	(289)	277	148
Property, plant and equipment, ending balance	84,537	80,751	80,813
Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	121,328	117,638	114,328
Additions	1,585	2,423	1,531
Transfers	3,176	2,750	3,360
Disposals	(2,415)	(1,734)	(1,713)
Exchange differences	(240)	251	132
Property, plant and equipment, ending balance	123,507	121,328	117,638
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	31,760	30,831	29,291
Additions	7,683	2,048	3,124
Transfers	262	251	190
Disposals	(2,159)	(1,410)	(1,795)
Exchange differences	(37)	40	21
Property, plant and equipment, ending balance	37,521	31,760	30,831
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,172	996	822
Additions	33	83	45
Transfers	21	97	148
Disposals	(33)	(32)	(28)
Exchange differences	(30)	28	9
Property, plant and equipment, ending balance	1,163	1,172	996
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,888	19,645	21,134
Additions	7,332	6,851	5,767
Transfers	(6,752)	(4,099)	(7,011)
Disposals	(990)	(509)	(245)
Exchange differences	(2)
Property, plant and equipment, ending balance	21,476	21,888	19,645
Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,908	16,977	15,100
Additions	38	50	1,576
Change in rehabilitation provision	707	(102)	(58)
Transfers	(26)	119	362
Disposals		(136)	(3)
Property, plant and equipment, ending balance	17,627	16,908	16,977
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	75,202	74,808	74,791
Transfers	722	394	17
Property, plant and equipment, ending balance	75,924	75,202	74,808
Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(162,071)	(146,928)	(131,821)
Depreciation charge	(13,962)	(13,634)	(13,836)
Disposals	4,615	3,687	3,790
Impairment	1,341	(4,840)	(4,891)
Exchange differences	377	(356)	(170)
Property, plant and equipment, ending balance	(170,261)	(162,071)	(146,928)
Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(115)	(292)	(251)
Depreciation charge	(72)
Disposals	25	223
Impairment	(36)	(43)	(37)
Exchange differences	4	(3)	(4)
Property, plant and equipment, ending balance	(750)	(115)	(292)
Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(43,967)	(40,275)	(35,905)
Depreciation charge	(2,919)	(3,550)	(3,747)
Disposals	194	287	302
Impairment	615	(319)	(876)
Exchange differences	117	(110)	(49)
Property, plant and equipment, ending balance	(45,965)	(43,967)	(40,275)
Depreciation, amortisation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(87,808)	(80,872)	(72,899)
Depreciation charge	(6,968)	(7,273)	(7,315)
Disposals	2,237	1,593	1,611
Impairment	1,495	(1,065)	(2,174)
Exchange differences	194	(191)	(95)
Property, plant and equipment, ending balance	(90,850)	(87,808)	(80,872)
Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(19,411)	(17,738)	(16,769)
Depreciation charge	(3,469)	(2,253)	(2,222)
Disposals	2,108	1,317	1,720
Impairment	(415)	(709)	(454)
Exchange differences	39	(28)	(13)
Property, plant and equipment, ending balance	(21,148)	(19,411)	(17,738)
Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(885)	(797)	(733)
Depreciation charge	(53)	(99)	(72)
Disposals	21	50	22
Impairment	10	(15)	(5)
Exchange differences	23	(24)	(9)
Property, plant and equipment, ending balance	(884)	(885)	(797)
Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,222)	(1,733)	(1,582)
Disposals	30	47	127
Impairment	(310)	(536)	(278)
Property, plant and equipment, ending balance	(2,502)	(2,222)	(1,733)
Depreciation, amortisation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(6,575)	(4,412)	(3,101)
Depreciation charge	(186)	(180)	(245)
Disposals		170	1
Impairment	(18)	(2,153)	(1,067)
Property, plant and equipment, ending balance	(6,779)	(6,575)	(4,412)
Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,088)	(809)	(581)
Depreciation charge	(295)	(279)	(235)
Disposals			7
Property, plant and equipment, ending balance	(1,383)	(1,088)	₽ (809)
Property, plant and equipment other than right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	179,767
Property, plant and equipment, ending balance	179,264	179,767
Property, plant and equipment other than right-of-use assets [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,826
Property, plant and equipment, ending balance	2,770	2,826
Property, plant and equipment other than right-of-use assets [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	36,784
Property, plant and equipment, ending balance	37,511	36,784
Property, plant and equipment other than right-of-use assets [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	32,877
Property, plant and equipment, ending balance	31,894	32,877
Property, plant and equipment other than right-of-use assets [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,880
Property, plant and equipment, ending balance	2,447	2,880
Property, plant and equipment other than right-of-use assets [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	287
Property, plant and equipment, ending balance	279	287
Property, plant and equipment other than right-of-use assets [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	19,666
Property, plant and equipment, ending balance	18,974	19,666
Property, plant and equipment other than right-of-use assets [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,333
Property, plant and equipment, ending balance	10,848	10,333
Property, plant and equipment other than right-of-use assets [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,114
Property, plant and equipment, ending balance	74,541	74,114
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	335,648
Additions	8,892
Change in rehabilitation provision	1,163
Transfer to own property, plant and equipment	847
Disposals	(5,732)
Exchange differences	(631)
Property, plant and equipment, ending balance	340,187	335,648
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,941
Transfers	(9)
Disposals	(24)
Exchange differences	(84)
Property, plant and equipment, ending balance	2,824	2,941
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	80,751
Additions	27
Change in rehabilitation provision	456
Transfers	2,606
Disposals	(240)
Exchange differences	(263)
Property, plant and equipment, ending balance	83,337	80,751
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	119,583
Additions	1,180
Transfers	3,176
Transfer to own property, plant and equipment	752
Disposals	(2,400)
Exchange differences	(223)
Property, plant and equipment, ending balance	122,068	119,583
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	17,203
Additions	282
Transfers	262
Transfer to own property, plant and equipment	95
Disposals	(2,045)
Exchange differences	(29)
Property, plant and equipment, ending balance	15,768	17,203
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,172
Additions	33
Transfers	21
Disposals	(33)
Exchange differences	(30)
Property, plant and equipment, ending balance	1,163	1,172
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,888
Additions	7,332
Transfers	(6,752)
Disposals	(990)
Exchange differences	(2)
Property, plant and equipment, ending balance	21,476	21,888
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,908
Additions	38
Change in rehabilitation provision	707
Transfers	(26)
Property, plant and equipment, ending balance	17,627	16,908
Property, plant and equipment other than right-of-use assets [member] | Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	75,202
Transfers	722
Property, plant and equipment, ending balance	75,924	75,202
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(155,881)
Depreciation charge	(10,961)
Transfer to own property, plant and equipment	(732)
Disposals	4,490
Impairment	1,795
Exchange differences	366
Property, plant and equipment, ending balance	(160,923)	(155,881)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(115)
Disposals	22
Impairment	36
Exchange differences	3
Property, plant and equipment, ending balance	(54)	(115)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(43,967)
Depreciation charge	(2,781)
Disposals	193
Impairment	615
Exchange differences	114
Property, plant and equipment, ending balance	(45,826)	(43,967)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(86,706)
Depreciation charge	(6,764)
Transfer to own property, plant and equipment	(638)
Disposals	2,228
Impairment	1,514
Exchange differences	192
Property, plant and equipment, ending balance	(90,174)	(86,706)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(14,323)
Depreciation charge	(882)
Transfer to own property, plant and equipment	(94)
Disposals	1,996
Impairment	(52)
Exchange differences	34
Property, plant and equipment, ending balance	(13,321)	(14,323)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(885)
Depreciation charge	(53)
Disposals	21
Impairment	10
Exchange differences	23
Property, plant and equipment, ending balance	(884)	(885)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,222)
Disposals	30
Impairment	(310)
Property, plant and equipment, ending balance	(2,502)	(2,222)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(6,575)
Depreciation charge	(186)
Impairment	(18)
Property, plant and equipment, ending balance	(6,779)	(6,575)
Property, plant and equipment other than right-of-use assets [member] | Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,088)
Depreciation charge	(295)
Property, plant and equipment, ending balance	₽ (1,383)	₽ (1,088)